Investments accounted for using the equity method - Summary of Share of Profit or Loss and Other Comprehensive Income of Associates and Joint Ventures (Details) - EUR (€)
€ / shares in Units, € in Millions
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2026
EUROAPI
Disclosure of transactions between related parties [line items]
Stock price		€ 2.27	€ 2.88	€ 5.73	€ 0.10
Total for all joint ventures
Disclosure of transactions between related parties [line items]
Share of profit/(loss) from investments accounted for using the equity method		€ 175	€ 134	€ 101
Share of other comprehensive income from investments accounted for using the equity method		(24)	3	(7)
Total		151	137	94
Associates(a)
Disclosure of transactions between related parties [line items]
Share of profit/(loss) from investments accounted for using the equity method	[1]	(330)	(74)	(237)
Share of other comprehensive income from investments accounted for using the equity method	[1]	21	(5)	7
Total	[1]	€ (309)	€ (79)	(230)
EUROAPI
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate (in percent)	[2]	29.60%
OPAL JV Co
Disclosure of transactions between related parties [line items]
Share of profit/(loss) from investments accounted for using the equity method	[1]			€ 310
Proportion of ownership interest in associate (in percent)	[3]	48.20%

[1]	(a)In 2025, "Associates" includes the €310 million share of the losses of the associate OPAL JV Co (accounted for under the equity method since May 1,
2025, see Note D.1.) attributable to the equity holders of Sanofi; that amount includes the effects of the purchase price allocation, and of related fair value adjustments to the identifiable assets and liabilities (mainly intangible assets and inventories).The investment in EUROAPI includes an impairment loss determined by reference to the quoted market price (€2.27 as of December 31, 2025, €2.88 as of December 31, 2024 and €5.73 as of December 31,
2023).

[2]	(b) The investment in EUROAPI includes an impairment loss determined by reference to the quoted market price (€2.27 as of December 31, 2025, €2.88 as of December 31, 2024 and €5.73 as of December 31, 2023)
[3]	Following the loss of control of Opella, Sanofi holds 48.2% of the associate OPAL JV Co (CD&R holds 50% and Bpifrance holds 1.8%). As of December 31,
2025, the investment includes a €241 million loan to the associate OPAL JV Co being in substance part of the investment.